Expense Example, No Redemption - Retail Class - Transamerica Intermediate Muni	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	388	544	714	1,204	128	453	800	1,780	50	170	301	684